Inventories (Summary of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Finished products	¥ 422,461	¥ 399,850
Work in process	153,257	140,718
Raw materials, purchased components and supplies	117,219	100,267
Inventories	¥ 692,937	¥ 640,835